Non-controlling Interest (Tables)	12 Months Ended
Aug. 31, 2020
Statement Line Items [Line Items]
Schedule of Changes to the non-controlling interest

The changes to the non-controlling interest for the year ended August 31, 2020 and 2019 are as follows:

Year ended	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 581,517	$ 700,310
Non-controlling interest’s 45% share of Buckreef’s comprehensive income (loss)	(943,149)	(118,793)
Balance at end of year	$ (361,632)	$ 581,517

Buckreef [member]
Statement Line Items [Line Items]
Schedule of summarized financial information

The following is summarized financial information for Buckreef:

	August 31, 2020	August 31, 2019
Current assets	$ 1,355,564	$ 522,780
Long term assets	$ 30,337,288	$ 22,331,000
Current liabilities	$ 5,114	$ (16,446)
Asset retirement obligation	$ (2,759,000)	$ (737,404)
Advances from parent	$ (31,023,390)	$ (25,585,385)

Comprehensive loss for the year	$ (2,095,887)	$ (263,984)